JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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using a trade date accounting convention, by contacting the appropriate
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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.4%
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	315,000	326,940
ATI, Inc.
4.88%, 10/1/2029	198,000	197,582
7.25%, 8/15/2030	384,000	405,423
5.13%, 10/1/2031	65,000	65,124
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	296,000	305,108
6.25%, 3/15/2033 (a)	460,000	477,587
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	938,000	940,845
7.50%, 2/1/2029 (a)	406,000	423,708
7.25%, 7/1/2031 (a)	432,000	460,155
6.75%, 6/15/2033 (a)	258,000	272,085
7.45%, 5/1/2034 (a)	187,000	209,251
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	255,000	250,172
4.13%, 4/15/2029 (a)	100,000	98,136
Efesto Bidco SpA Efesto US LLC (Italy) Series XR, 7.50%, 2/15/2032 (a)	538,000	546,465
Goat Holdco LLC 6.75%, 2/1/2032 (a)	338,000	346,653
Moog, Inc. 4.25%, 12/15/2027 (a)	223,000	221,723
Spirit AeroSystems, Inc.
4.60%, 6/15/2028	138,000	138,722
9.38%, 11/30/2029 (a)	353,000	370,710
9.75%, 11/15/2030 (a)	587,000	643,124
TransDigm, Inc.
6.75%, 8/15/2028 (a)	744,000	759,211
4.63%, 1/15/2029	240,000	237,049
4.88%, 5/1/2029	973,000	966,908
6.88%, 12/15/2030 (a)	1,342,000	1,399,014
7.13%, 12/1/2031 (a)	737,000	772,666
6.63%, 3/1/2032 (a)	1,016,000	1,056,003
6.00%, 1/15/2033 (a)	963,000	984,671
6.38%, 5/31/2033 (a)	1,738,000	1,781,443
6.25%, 1/31/2034 (a)	58,000	60,137
		14,716,615
Air Freight & Logistics — 0.1%
Rand Parent LLC 8.50%, 2/15/2030 (a)	440,000	454,034
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	253,000	267,393
		721,427
Automobile Components — 2.4%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	608,000	623,834
8.25%, 4/15/2031 (a)	168,000	176,573
7.50%, 2/15/2033 (a)	58,000	60,046
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	173,000	172,697
5.88%, 6/1/2029 (a)	623,000	632,245

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	323,000	324,365
6.38%, 10/15/2032 (a)	715,000	719,386
7.75%, 10/15/2033 (a)	397,000	400,947
Aptiv Swiss Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 6.88%, 12/15/2054 (b)	244,000	250,538
Clarios Global LP
6.75%, 5/15/2028 (a)	868,000	890,401
6.75%, 2/15/2030 (a)	578,000	600,819
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	88,000	92,249
5.63% (Cash), 5/15/2027 (a) (c)	595,000	584,019
Dana, Inc.
5.38%, 11/15/2027	128,000	128,254
5.63%, 6/15/2028	434,000	434,200
4.25%, 9/1/2030	73,000	71,905
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	383,000	322,436
Forvia SE (France) 8.00%, 6/15/2030 (a)	212,000	225,851
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	343,000	362,414
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	907,000	904,532
5.00%, 7/15/2029	729,000	708,249
5.63%, 4/30/2033	62,000	58,398
Icahn Enterprises LP
5.25%, 5/15/2027	870,000	858,820
9.75%, 1/15/2029	186,000	187,388
10.00%, 11/15/2029 (a)	177,000	177,995
9.00%, 6/15/2030	787,000	760,758
IHO Verwaltungs GmbH (Germany) 8.00% (Cash), 11/15/2032 (a) (c)	684,000	712,569
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	365,000	380,595
Patrick Industries, Inc.
4.75%, 5/1/2029 (a)	343,000	340,036
6.38%, 11/1/2032 (a)	40,000	40,968
Phinia, Inc.
6.75%, 4/15/2029 (a)	223,000	230,135
6.63%, 10/15/2032 (a)	244,000	252,604
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	431,000	191,376
Tenneco, Inc. 8.00%, 11/17/2028 (a)	856,000	855,753
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	670,000	683,818
6.75%, 4/23/2030 (a)	152,000	147,660
6.88%, 4/23/2032 (a)	947,000	899,706
		15,464,539
Automobiles — 1.1%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	491,000	434,246
Jaguar Land Rover Automotive plc (United Kingdom) 5.88%, 1/15/2028 (a)	676,000	675,939
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (a)	574,000	557,785

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
2.45%, 9/15/2028 (a)	62,000	56,974
6.13%, 9/30/2030 (a)	938,000	929,607
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	1,698,000	1,663,627
4.81%, 9/17/2030 (a)	1,224,000	1,148,280
8.13%, 7/17/2035 (a)	891,000	941,782
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	357,000	299,584
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	217,000	207,681
		6,915,505
Banks — 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	152,000	151,775
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	162,000	169,866
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.46%), 7.01%, 7/30/2037 (a) (b) (d) (e)	300,000	315,017
		636,658
Beverages — 0.1%
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	520,000	523,049
4.38%, 4/30/2029 (a)	109,000	105,709
		628,758
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	192,000	171,350
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	339,000	331,426
		502,776
Broadline Retail — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (a)	293,000	264,558
Getty Images, Inc.
14.00%, 3/1/2028 (a)	242,000	229,900
11.25%, 2/21/2030 (a)	489,000	469,461
Kohl's Corp.
10.00%, 6/1/2030 (a)	139,000	152,088
5.55%, 7/17/2045	509,000	364,450
Liberty Interactive LLC
8.50%, 7/15/2029	133,000	7,897
8.25%, 2/1/2030	99,000	5,445
Macy's Retail Holdings LLC
5.88%, 3/15/2030 (a)	85,000	85,206
6.13%, 3/15/2032 (a)	360,000	361,713
4.50%, 12/15/2034	300,000	271,573
5.13%, 1/15/2042	117,000	96,356
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	334,000	333,501
4.63%, 6/1/2028 (a)	457,000	452,520
5.63%, 2/15/2029 (a)	108,000	108,403
3.63%, 10/1/2031 (a)	455,000	416,394
6.13%, 9/15/2033 (a)	22,000	22,309

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Nordstrom, Inc.
4.00%, 3/15/2027	40,000	39,389
4.38%, 4/1/2030	284,000	266,955
4.25%, 8/1/2031	374,000	343,148
5.00%, 1/15/2044	424,000	319,024
QVC, Inc.
5.45%, 8/15/2034	449,000	179,600
5.95%, 3/15/2043	127,000	49,618
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	826,000	884,843
9.75%, 4/15/2029 (a)	803,000	892,287
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.25%), 8.13%, 12/15/2029 (a) (b) (d) (e)	403,000	414,079
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (b) (d) (e)	230,000	217,258
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (c)	289,000	275,273
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	103,600
Wayfair LLC 7.25%, 10/31/2029 (a)	657,000	683,442
		8,310,290
Building Products — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	166,000	99,185
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (a)	329,000	328,574
6.38%, 6/15/2030 (a)	93,000	94,815
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	366,000	384,517
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	440,000	438,151
4.25%, 2/1/2032 (a)	498,000	473,327
6.38%, 6/15/2032 (a)	847,000	882,142
6.38%, 3/1/2034 (a)	120,000	124,814
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	172,000	143,835
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029 (a)	48,000	24,015
9.50%, 8/15/2029 (a)	451,000	362,135
CP Atlas Buyer, Inc.
9.75%, 7/15/2030 (a)	344,000	348,003
12.75% (Blend (Cash 7.00% + PIK 5.75%)), 1/15/2031 (a) (c) (f)	331,000	299,928
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	1,086,000	1,125,479
6.75%, 7/15/2031 (a)	327,000	342,269
Griffon Corp. 5.75%, 3/1/2028	440,000	440,537
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	93,000	79,869
7.00%, 9/1/2032 (a)	362,000	246,157
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	303,000	312,591
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	424,000	433,138
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	89,000	84,045
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	251,000	251,210
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	252,000	126,339

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a)	2,347,000	2,437,113
6.75%, 3/1/2033 (a)	122,000	127,031
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	20,000	20,045
8.88%, 11/15/2031 (a)	889,000	943,544
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	713,000	711,035
4.38%, 7/15/2030 (a)	1,057,000	1,024,902
3.38%, 1/15/2031 (a)	881,000	808,294
Wilsonart LLC 11.00%, 8/15/2032 (a)	236,000	218,932
		13,735,971
Capital Markets — 1.2%
AG Issuer LLC 6.25%, 3/1/2028 (a)	139,000	139,391
Aretec Group, Inc.
7.50%, 4/1/2029 (a)	416,000	418,201
10.00%, 8/15/2030 (a)	136,000	147,567
BlackRock TCP Capital Corp. 6.95%, 5/30/2029	146,000	148,404
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	214,000	202,374
3.63%, 10/1/2031 (a)	647,000	575,186
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	526,007	491,495
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	465,000	510,969
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	478,000	493,852
Hightower Holding LLC
6.75%, 4/15/2029 (a)	141,000	141,144
9.13%, 1/31/2030 (a)	163,000	173,249
Jane Street Group
4.50%, 11/15/2029 (a)	213,000	209,615
7.13%, 4/30/2031 (a)	1,146,000	1,207,228
6.13%, 11/1/2032 (a)	733,000	745,671
6.75%, 5/1/2033 (a)	391,000	408,939
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a)	74,000	76,642
8.00%, 8/1/2033 (a)	479,000	493,289
Prospect Capital Corp.
3.36%, 11/15/2026	225,000	216,622
3.44%, 10/15/2028	96,000	84,898
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	502,000	531,702
VFH Parent LLC 7.50%, 6/15/2031 (a)	217,000	227,745
		7,644,183
Chemicals — 3.2%
Ashland, Inc.
3.38%, 9/1/2031 (a)	231,000	208,830
6.88%, 5/15/2043	91,000	94,424
ASP Unifrax Holdings, Inc.
7.10% (Blend (Cash 5.85% + PIK 1.25%)), 9/30/2029 (a) (c)	400,732	59,247

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
11.18% (Blend (Cash 6.43% + PIK 4.75%)), 9/30/2029 (a) (c)	53,002	41,040
Avient Corp.
7.13%, 8/1/2030 (a)	410,000	423,311
6.25%, 11/1/2031 (a)	181,000	184,596
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150,000	158,540
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	536,000	535,973
Celanese US Holdings LLC
6.67%, 7/15/2027 (g)	567,000	583,523
6.83%, 7/15/2029 (g)	434,000	448,686
7.05%, 11/15/2030 (g)	1,042,000	1,080,126
6.88%, 7/15/2032 (g)	1,180,000	1,203,851
7.20%, 11/15/2033 (g)	348,000	363,434
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	371,000	382,957
Chemours Co. (The)
5.38%, 5/15/2027	163,000	162,983
5.75%, 11/15/2028 (a)	667,000	647,356
8.00%, 1/15/2033 (a)	339,000	329,810
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	570,000	387,600
CVR Partners LP 6.13%, 6/15/2028 (a)	233,000	232,372
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	346,000	338,326
FMC Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.37%), 8.45%, 11/1/2055 (b)	556,000	432,709
HB Fuller Co.
4.00%, 2/15/2027	102,000	101,244
4.25%, 10/15/2028	178,000	173,069
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	273,000	237,505
Huntsman International LLC
2.95%, 6/15/2031	468,000	389,937
5.70%, 10/15/2034	310,000	278,342
Illuminate Buyer LLC 9.00%, 7/1/2028 (a)	42,000	41,990
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	579,000	519,660
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	200,000	170,100
Ingevity Corp. 3.88%, 11/1/2028 (a)	302,000	292,721
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	200,000	179,769
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (a)	859,000	839,086
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	230,000	228,848
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	200,000	200,357
Maxam Prill SARL (Luxembourg) 7.75%, 7/15/2030 (a)	230,000	234,255
Methanex Corp. (Canada)
5.13%, 10/15/2027	754,000	756,122
5.25%, 12/15/2029	23,000	23,023
5.65%, 12/1/2044	114,000	99,992
Methanex US Operations, Inc. 6.25%, 3/15/2032 (a)	101,000	103,703
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	146,000	144,905
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	291,000	292,067
8.50%, 11/15/2028 (a)	433,000	453,565
4.25%, 5/15/2029 (a)	53,000	51,335
7.00%, 12/1/2031 (a)	487,000	517,248

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	178,000	160,607
Olin Corp.
5.63%, 8/1/2029	273,000	273,794
5.00%, 2/1/2030	102,000	100,244
6.63%, 4/1/2033 (a)	419,000	416,202
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	411,000	394,089
6.25%, 10/1/2029 (a)	530,000	512,092
7.25%, 6/15/2031 (a)	291,000	291,287
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	231,000	238,366
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	499,000	496,750
6.63%, 5/1/2029 (a)	280,000	281,204
Scotts Miracle-Gro Co. (The)
4.00%, 4/1/2031	170,000	158,919
4.38%, 2/1/2032	511,000	477,782
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	292,000	287,386
SNF Group SACA (France) 3.38%, 3/15/2030 (a)	321,000	298,970
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	152,000	152,832
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (c)	185,206	30,096
Tronox, Inc.
4.63%, 3/15/2029 (a)	493,000	318,453
9.13%, 9/30/2030 (a)	150,000	141,427
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	328,000	91,840
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	312,000	309,144
5.63%, 8/15/2029 (a)	117,000	110,143
7.38%, 3/1/2031 (a)	759,000	771,288
		20,941,452
Commercial Services & Supplies — 2.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	267,000	242,048
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	242,000	235,455
4.88%, 7/15/2032 (a)	716,000	694,039
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	824,000	809,257
6.00%, 6/1/2029 (a)	380,000	372,596
6.88%, 6/15/2030 (a)	144,000	148,838
7.88%, 2/15/2031 (a)	1,523,000	1,603,501
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	83,000	80,648
4.75%, 10/15/2029 (a)	183,000	179,822
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	497,000	497,297
Brink's Co. (The)
4.63%, 10/15/2027 (a)	223,000	222,319
6.50%, 6/15/2029 (a)	305,000	314,932
6.75%, 6/15/2032 (a)	154,000	160,603

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Cimpress plc (Ireland) 7.38%, 9/15/2032 (a)	253,000	258,081
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	728,000	704,990
4.88%, 7/1/2029 (a)	125,000	118,139
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	381,000	391,595
CoreCivic, Inc. 8.25%, 4/15/2029	215,000	226,507
Deluxe Corp.
8.00%, 6/1/2029 (a)	432,000	436,905
8.13%, 9/15/2029 (a)	82,000	86,375
Enviri Corp. 5.75%, 7/31/2027 (a)	204,000	204,249
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	44,000	45,109
6.00%, 6/1/2029 (a)	311,000	305,349
8.25%, 8/1/2032 (a)	866,000	885,241
8.38%, 11/15/2032 (a)	101,000	103,548
GEO Group, Inc. (The)
8.63%, 4/15/2029	60,000	63,225
10.25%, 4/15/2031	584,000	640,822
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	629,000	616,686
4.75%, 6/15/2029 (a)	376,000	375,574
4.38%, 8/15/2029 (a)	189,000	186,282
6.75%, 1/15/2031 (a)	383,000	402,082
Interface, Inc. 5.50%, 12/1/2028 (a)	130,000	129,838
Luna 1.5 SARL (Luxembourg) 12.00% (Cash), 7/1/2032 (a) (c)	211,000	220,953
Madison IAQ LLC
4.13%, 6/30/2028 (a)	181,000	177,563
5.88%, 6/30/2029 (a)	624,000	617,113
OT Midco, Inc. 10.00%, 2/15/2030 (a)	400,000	158,521
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	265,000	265,662
7.25%, 3/15/2029 (a)	129,000	129,539
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	408,000	398,299
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	562,000	577,732
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	46,000	43,590
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)	433,000	445,133
10.88%, 8/1/2029 (a)	282,000	284,518
Steelcase, Inc. 5.13%, 1/18/2029	218,000	213,577
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	428,000	459,986
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	176,000	175,874
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	368,000	382,759
West Technology Group LLC 8.50%, 4/10/2027 (a)	268,000	32,361
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	99,000	97,795
6.63%, 6/15/2029 (a)	42,000	43,334

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
7.38%, 10/1/2031 (a)	740,000	770,902
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	82,000	86,062
		17,323,225
Communications Equipment — 0.5%
Ciena Corp. 4.00%, 1/31/2030 (a)	170,000	163,919
CommScope LLC
8.25%, 3/1/2027 (a)	622,000	623,362
4.75%, 9/1/2029 (a)	274,000	273,526
9.50%, 12/15/2031 (a)	289,000	293,179
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	491,000	490,370
CommScope, Inc. 7.13%, 7/1/2028 (a)	149,000	149,175
Viasat, Inc.
5.63%, 4/15/2027 (a)	558,000	558,567
6.50%, 7/15/2028 (a)	5,000	4,882
7.50%, 5/30/2031 (a)	299,000	283,471
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	174,000	165,629
		3,006,080
Construction & Engineering — 0.8%
AECOM 6.00%, 8/1/2033 (a)	537,000	552,004
Arcosa, Inc.
4.38%, 4/15/2029 (a)	181,000	177,387
6.88%, 8/15/2032 (a)	264,000	277,403
Artera Services LLC 8.50%, 2/15/2031 (a)	260,000	224,756
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	271,828
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	640,000	627,620
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	277,000	280,643
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	211,000	208,181
Fluor Corp. 4.25%, 9/15/2028	258,000	257,316
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	239,000	239,803
7.50%, 4/15/2032 (a)	66,000	69,377
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	141,000	137,318
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	413,000	428,231
Pike Corp.
5.50%, 9/1/2028 (a)	412,000	410,970
8.63%, 1/31/2031 (a)	132,000	139,551
Railworks Holdings LP 8.25%, 11/15/2028 (a)	208,000	208,632
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	200,000	222,380
Weekley Homes LLC 4.88%, 9/15/2028 (a)	206,000	202,703
		4,936,103
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	207,000	217,709
Consumer Finance — 2.4%
Ally Financial, Inc.
6.70%, 2/14/2033	98,000	102,597
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.65%, 1/17/2040 (b)	540,000	542,548

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	180,000	173,904
Azorra Finance Ltd.
7.75%, 4/15/2030 (a)	271,000	285,432
7.25%, 1/15/2031 (a)	88,000	91,856
Bread Financial Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.38%, 6/15/2035 (a) (b)	77,000	78,926
Cobra AcquisitionCo LLC
6.38%, 11/1/2029 (a)	162,000	140,758
12.25%, 11/1/2029 (a)	116,000	116,290
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	500,000	524,693
Encore Capital Group, Inc.
9.25%, 4/1/2029 (a)	272,000	286,287
8.50%, 5/15/2030 (a)	210,000	223,497
Enova International, Inc.
11.25%, 12/15/2028 (a)	428,000	455,816
9.13%, 8/1/2029 (a)	58,000	61,271
EZCORP, Inc. 7.38%, 4/1/2032 (a)	130,000	136,286
FirstCash, Inc.
4.63%, 9/1/2028 (a)	473,000	468,341
5.63%, 1/1/2030 (a)	110,000	110,689
6.88%, 3/1/2032 (a)	97,000	100,860
GGAM Finance Ltd. (Ireland)
8.00%, 2/15/2027 (a)	753,000	770,236
6.88%, 4/15/2029 (a)	159,000	164,983
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	575,000	591,439
goeasy Ltd. (Canada)
9.25%, 12/1/2028 (a)	175,000	180,217
7.63%, 7/1/2029 (a)	46,000	45,611
6.88%, 5/15/2030 (a)	230,000	220,170
7.38%, 10/1/2030 (a)	693,000	670,712
LFS Topco LLC 8.75%, 7/15/2030 (a)	173,000	169,148
Navient Corp.
5.00%, 3/15/2027	504,000	503,554
4.88%, 3/15/2028	474,000	468,007
5.63%, 8/1/2033	929,000	837,217
OneMain Finance Corp.
3.50%, 1/15/2027	857,000	845,823
3.88%, 9/15/2028	334,000	324,138
6.63%, 5/15/2029	194,000	200,745
5.38%, 11/15/2029	864,000	861,175
7.88%, 3/15/2030	487,000	515,446
4.00%, 9/15/2030	542,000	508,690
7.13%, 11/15/2031	297,000	309,442
6.75%, 3/15/2032	33,000	33,727
7.13%, 9/15/2032	647,000	670,076
Phoenix Aviation Capital Ltd. (Ireland) 9.25%, 7/15/2030 (a)	260,000	276,590
PRA Group, Inc.
5.00%, 10/1/2029 (a)	152,000	140,551

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
8.88%, 1/31/2030 (a)	485,000	502,800
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	294,000	289,320
Rfna LP 7.88%, 2/15/2030 (a)	250,000	253,456
SLM Corp.
3.13%, 11/2/2026	369,000	362,077
6.50%, 1/31/2030	85,000	88,599
Synchrony Financial 7.25%, 2/2/2033	354,000	379,253
TrueNoord Capital DAC (Ireland) 8.75%, 3/1/2030 (a)	307,000	321,152
		15,404,405
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	49,000	48,964
5.88%, 2/15/2028 (a)	694,000	695,079
6.50%, 2/15/2028 (a)	165,000	167,957
3.50%, 3/15/2029 (a)	609,000	583,862
4.88%, 2/15/2030 (a)	877,000	870,394
6.25%, 3/15/2033 (a)	154,000	159,469
5.75%, 3/31/2034 (a)	781,000	787,298
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	191,000	177,406
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	156,000	147,077
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	429,000	448,188
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	1,076,000	1,056,455
6.13%, 9/15/2032 (a)	298,000	306,580
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (h)	279,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (b) (h)	29,119	—
Series B, 15.00%, 8/30/2031 ‡ (h)	39,743	—
Series A, 15.00%, 8/30/2031 ‡ (h)	84,019	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (h)	78,094	—
Safeway, Inc. 7.25%, 2/1/2031	106,000	115,510
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	247,000	247,155
US Foods, Inc.
6.88%, 9/15/2028 (a)	95,000	98,258
4.75%, 2/15/2029 (a)	667,000	663,893
4.63%, 6/1/2030 (a)	395,000	389,808
7.25%, 1/15/2032 (a)	173,000	182,273
		7,145,626
Containers & Packaging — 2.1%
ARD Finance SA (Luxembourg) 7.25% (PIK), 6/30/2027 (a) (c)	304,297	—
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	200,000	192,549
4.00%, 9/1/2029 (a)	812,000	755,761
Ball Corp.
6.00%, 6/15/2029	371,000	381,835
2.88%, 8/15/2030	516,000	475,785
3.13%, 9/15/2031	185,000	169,829

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
5.50%, 9/15/2033	639,000	651,032
Cascades, Inc. (Canada)
5.38%, 1/15/2028 (a)	392,000	392,261
6.75%, 7/15/2030 (a)	61,000	63,516
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	796,000	805,445
8.75%, 4/15/2030 (a)	411,000	411,645
6.75%, 4/15/2032 (a)	455,000	459,101
Crown Americas LLC
5.25%, 4/1/2030	600,000	612,591
5.88%, 6/1/2033 (a)	170,000	174,036
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	247,000	246,438
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	139,000	134,273
3.50%, 3/1/2029 (a)	103,000	98,225
6.38%, 7/15/2032 (a)	699,000	710,816
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	153,000	135,574
LABL, Inc.
5.88%, 11/1/2028 (a)	63,000	42,874
9.50%, 11/1/2028 (a)	450,000	313,865
8.25%, 11/1/2029 (a)	161,000	61,180
8.63%, 10/1/2031 (a)	631,000	385,362
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	1,370,000	1,320,921
9.25%, 4/15/2030 (a)	368,000	345,920
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	677,000	678,295
7.25%, 5/15/2031 (a)	90,000	91,125
7.38%, 6/1/2032 (a)	176,000	177,065
Sealed Air Corp.
6.13%, 2/1/2028 (a)	498,000	506,408
6.50%, 7/15/2032 (a)	128,000	132,491
6.88%, 7/15/2033 (a)	597,000	628,522
Silgan Holdings, Inc. 4.13%, 2/1/2028	274,000	271,111
Toucan FinCo. Ltd. (Canada) 9.50%, 5/15/2030 (a)	687,000	648,892
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	281,000	282,813
TriMas Corp. 4.13%, 4/15/2029 (a)	174,000	170,737
Trivium Packaging Finance BV (Netherlands) 8.25%, 7/15/2030 (a)	628,000	661,153
		13,589,446
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	495,000	489,663
Dealer Tire LLC 8.00%, 2/1/2028 (a)	216,000	213,952
Gates Corp. 6.88%, 7/1/2029 (a)	223,000	232,392
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	405,000	414,645
7.75%, 3/15/2031 (a)	207,000	216,955
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	396,000	405,408

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Distributors — continued
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	240,000	236,707
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	343,000	360,929
		2,570,651
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	199,000	198,551
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	514,000	522,702
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	212,000	203,071
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	293,000	292,066
Matthews International Corp. 8.63%, 10/1/2027 (a)	133,000	137,416
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	309,000	306,354
Service Corp. International
3.38%, 8/15/2030	1,004,000	940,840
4.00%, 5/15/2031	208,000	198,574
5.75%, 10/15/2032	453,000	462,248
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	107,000	36,380
Sotheby's
7.38%, 10/15/2027 (a)	282,000	280,756
5.88%, 6/1/2029 (a)	203,000	190,931
StoneMor, Inc. 8.50%, 5/15/2029 (a)	180,000	175,767
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	590,000	621,699
		4,567,355
Diversified REITs — 0.3%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	326,000	313,800
Uniti Group LP
4.75%, 4/15/2028 (a)	402,000	396,268
6.50%, 2/15/2029 (a)	348,000	330,309
6.00%, 1/15/2030 (a)	378,000	348,612
8.63%, 6/15/2032 (a)	162,000	155,338
Vornado Realty LP 3.40%, 6/1/2031	156,000	141,112
		1,685,439
Diversified Telecommunication Services — 5.4%
Altice Financing SA (Luxembourg)
9.63%, 7/15/2027 (a)	210,000	167,616
5.00%, 1/15/2028 (a)	810,000	541,461
5.75%, 8/15/2029 (a)	533,000	355,777
Altice France SA (France)
6.50%, 10/15/2031 (a)	496,000	474,029
6.50%, 4/15/2032 (a)	1,481,000	1,440,908
6.88%, 7/15/2032 (a)	946,000	922,080
Bell Canada (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (b)	798,000	828,284
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.00%, 9/15/2055 (b)	219,000	230,409
British Telecommunications plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.25%, 11/23/2081 (a) (b)	330,000	326,479
CCO Holdings LLC
5.13%, 5/1/2027 (a)	26,000	25,963
5.00%, 2/1/2028 (a)	452,000	448,225

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.38%, 6/1/2029 (a)	2,157,000	2,135,986
4.75%, 3/1/2030 (a)	1,909,000	1,818,279
4.50%, 8/15/2030 (a)	1,046,000	978,734
4.25%, 2/1/2031 (a)	1,168,000	1,075,998
7.38%, 3/1/2031 (a)	1,689,000	1,723,371
4.75%, 2/1/2032 (a)	867,000	796,630
4.50%, 6/1/2033 (a)	1,189,000	1,044,544
4.25%, 1/15/2034 (a)	1,131,000	958,328
Connect Holding II LLC 10.50%, 4/3/2031 (a)	1,005,000	952,626
Embarq LLC 8.00%, 6/1/2036	490,000	193,707
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	227,000	222,300
6.00%, 9/30/2034 (a)	387,000	363,182
7.72%, 6/4/2038 (a)	350,000	347,472
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a)	11,000	11,039
6.75%, 5/1/2029 (a)	1,224,000	1,235,481
6.00%, 1/15/2030 (a)	439,000	445,705
8.75%, 5/15/2030 (a)	1,009,000	1,054,856
8.63%, 3/15/2031 (a)	241,000	254,544
Frontier Florida LLC Series E, 6.86%, 2/1/2028	336,000	348,180
GCI LLC 4.75%, 10/15/2028 (a)	333,000	322,691
Level 3 Financing, Inc.
3.88%, 10/15/2030 (a)	430,000	384,751
4.00%, 4/15/2031 (a)	709,000	623,917
6.88%, 6/30/2033 (a)	1,081,000	1,100,876
7.00%, 3/31/2034 (a)	1,106,000	1,132,809
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	542,000	502,271
Series P, 7.60%, 9/15/2039	318,000	308,460
Series U, 7.65%, 3/15/2042	53,000	50,748
Telecom Italia Capital SA (Italy)
6.00%, 9/30/2034	5,000	5,136
7.20%, 7/18/2036	87,000	94,606
7.72%, 6/4/2038	750,000	830,135
Telesat Canada (Canada) 5.63%, 12/6/2026 (a)	255,000	184,875
TELUS Corp. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.63%, 10/15/2055 (b)	134,000	137,328
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.00%, 10/15/2055 (b)	532,000	555,344
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	1,056,000	934,585
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	1,425,000	1,399,136
4.50%, 8/15/2030 (a)	833,000	776,677
Windstream Services LLC
8.25%, 10/1/2031 (a)	1,042,000	1,081,845
7.50%, 10/15/2033 (a)	725,000	737,819
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,087,000	1,123,872

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Zayo Group Holdings, Inc.
9.25% (Blend (Cash 8.75% + PIK 0.50%)), 3/9/2030 (a) (c) (f)	495,925	456,491
13.75% (Blend (Cash 11.87% + PIK 1.88%)), 9/9/2030 (a) (c) (f)	376,000	333,348
		34,799,913
Electric Utilities — 2.0%
Alpha Generation LLC
6.75%, 10/15/2032 (a)	429,000	441,522
6.25%, 1/15/2034 (a)	18,000	18,028
DPL LLC 4.35%, 4/15/2029	116,000	113,860
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (b)	223,000	231,934
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	46,000	46,337
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	601,000	633,003
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	25,000	25,313
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	140,000	133,331
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	363,000	380,007
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	495,000	474,238
5.25%, 6/15/2029 (a)	942,000	945,971
5.75%, 7/15/2029 (a)	767,000	770,825
3.88%, 2/15/2032 (a)	792,000	740,199
6.00%, 2/1/2033 (a)	517,000	527,959
6.25%, 11/1/2034 (a)	10,000	10,305
6.00%, 1/15/2036 (a)	889,000	902,861
PacifiCorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 7.38%, 9/15/2055 (b)	509,000	517,572
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	319,000	310,870
PG&E Corp.
5.25%, 7/1/2030	798,000	790,407
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	713,000	737,138
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	961,000	948,778
7.75%, 10/15/2031 (a)	1,054,000	1,119,549
6.88%, 4/15/2032 (a)	764,000	803,536
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027 (a)	464,000	455,872
7.25%, 1/15/2029 (a)	897,000	919,273
8.63%, 3/15/2033 (a)	172,000	179,840
		13,178,528
Electrical Equipment — 0.2%
Atkore, Inc. 4.25%, 6/1/2031 (a)	280,000	269,782
EnerSys
4.38%, 12/15/2027 (a)	118,000	117,191
6.63%, 1/15/2032 (a)	141,000	146,530
Sensata Technologies BV 5.88%, 9/1/2030 (a)	540,000	547,422
		1,080,925
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	440,000	436,054

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Crane NXT Co. 4.20%, 3/15/2048	152,000	100,027
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	254,000	260,035
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	377,000	367,267
3.75%, 2/15/2031 (a)	151,000	141,208
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	267,000	258,605
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	223,000	231,203
		1,794,399
Energy Equipment & Services — 1.7%
Archrock Partners LP
6.25%, 4/1/2028 (a)	581,000	584,567
6.63%, 9/1/2032 (a)	117,000	120,478
Borr IHC Ltd. (Mexico)
10.00%, 11/15/2028 (a)	385,854	383,165
10.38%, 11/15/2030 (a)	419,854	415,656
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	247,000	248,803
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	238,000	253,165
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	313,000	319,726
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	196,000	205,793
Kodiak Gas Services LLC
7.25%, 2/15/2029 (a)	343,000	357,616
6.50%, 10/1/2033 (a)	25,000	25,501
6.75%, 10/1/2035 (a)	490,000	503,468
Nabors Industries, Inc.
9.13%, 1/31/2030 (a)	65,000	68,149
8.88%, 8/15/2031 (a)	314,000	306,621
Nine Energy Service, Inc. 13.00%, 2/1/2028	182,000	65,520
Noble Finance II LLC 8.00%, 4/15/2030 (a)	692,000	718,905
Oceaneering International, Inc. 6.00%, 2/1/2028	134,000	136,055
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	178,000	179,063
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	399,000	412,388
SESI LLC 7.88%, 9/30/2030 (a)	184,000	183,086
Star Holding LLC 8.75%, 8/1/2031 (a)	152,000	153,447
TGS ASA (Norway) 8.50%, 1/15/2030 (a)	169,000	175,231
Tidewater, Inc. 9.13%, 7/15/2030 (a)	281,000	300,419
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	59,292	60,859
Transocean International Ltd.
8.25%, 5/15/2029 (a)	652,000	663,226
7.50%, 4/15/2031	282,000	270,817
7.88%, 10/15/2032 (a)	334,000	348,165
6.80%, 3/15/2038	353,000	316,143
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	339,190	348,517
USA Compression Partners LP
7.13%, 3/15/2029 (a)	524,000	544,679
6.25%, 10/1/2033 (a)	316,000	318,832
Valaris Ltd. 8.38%, 4/30/2030 (a)	555,000	579,011
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	395,000	420,543

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Viridien (France) 10.00%, 10/15/2030 (a)	218,000	229,810
WBI Operating LLC 6.50%, 10/15/2033 (a)	303,000	302,853
Weatherford International Ltd.
8.63%, 4/30/2030 (a)	196,000	199,926
6.75%, 10/15/2033 (a)	476,000	487,178
		11,207,381
Entertainment — 1.1%
Allen Media LLC 10.50%, 2/15/2028 (a)	314,000	135,020
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	93,000	83,569
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	159,000	158,586
7.00%, 8/1/2032 (a)	415,000	432,555
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (a)	1,041,000	1,039,230
3.75%, 1/15/2028 (a)	114,000	111,991
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	315,367
ROBLOX Corp. 3.88%, 5/1/2030 (a)	521,000	498,143
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	175,000	173,137
4.05%, 3/15/2029	738,000	715,854
4.28%, 3/15/2032	1,904,000	1,739,780
5.05%, 3/15/2042	1,234,000	987,040
5.14%, 3/15/2052	1,291,000	965,668
		7,355,940
Financial Services — 3.1%
Block, Inc.
3.50%, 6/1/2031	1,040,000	975,582
6.50%, 5/15/2032	1,370,000	1,431,750
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	807,000	856,994
Burford Capital Global Finance LLC
6.88%, 4/15/2030 (a)	203,000	199,644
9.25%, 7/1/2031 (a)	629,000	653,607
CPI CG, Inc. 10.00%, 7/15/2029 (a)	115,000	120,807
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	81,000	82,028
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	543,000	602,718
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	518,000	543,058
9.13%, 5/15/2031 (a)	244,000	261,083
8.38%, 4/1/2032 (a)	159,000	167,018
7.88%, 4/1/2033 (a)	299,000	308,998
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	494,000	470,692
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	317,000	301,108
6.63%, 10/15/2031 (a)	200,000	195,191
Jefferson Capital Holdings LLC
9.50%, 2/15/2029 (a)	155,000	163,651
8.25%, 5/15/2030 (a)	234,000	244,798

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	451,000	416,347
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a)	416,000	409,654
5.63%, 1/15/2030 (a)	230,000	215,442
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	244,000	174,182
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	627,000	677,673
Oxford Finance LLC 6.38%, 2/1/2027 (a)	173,000	172,803
Paysafe Finance plc 4.00%, 6/15/2029 (a)	252,000	228,771
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (a)	457,000	446,648
7.88%, 12/15/2029 (a)	681,000	726,348
7.13%, 11/15/2030 (a)	347,000	364,206
5.75%, 9/15/2031 (a)	485,000	488,821
6.88%, 2/15/2033 (a)	207,000	215,458
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	212,000	216,710
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	260,000	272,339
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	317,000	333,864
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	232,000	240,652
6.13%, 8/1/2030 (a)	1,363,000	1,414,878
7.13%, 2/1/2032 (a)	570,000	599,282
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	306,000	295,560
3.88%, 3/1/2031 (a)	428,000	404,786
4.00%, 10/15/2033 (a)	961,000	890,358
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	770,000	800,347
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	528,000	538,135
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	263,000	263,611
5.50%, 4/15/2029 (a)	360,000	356,276
UWM Holdings LLC
6.63%, 2/1/2030 (a)	481,000	488,793
6.25%, 3/15/2031 (a)	50,000	50,221
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	196,000	201,456
WEX, Inc. 6.50%, 3/15/2033 (a)	332,000	338,612
		19,820,960
Food Products — 1.4%
Aragvi Finance International DAC (Moldova, Republic of) 11.13%, 11/20/2029 (a)	248,000	245,520
B&G Foods, Inc.
5.25%, 9/15/2027	365,000	356,476
8.00%, 9/15/2028 (a)	198,000	196,427
Chobani LLC 7.63%, 7/1/2029 (a)	685,000	714,713
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	586,000	586,134
6.00%, 6/15/2030 (a)	87,000	88,347
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	422,000	443,906
Froneri Lux FinCo. SARL (United Kingdom) 6.00%, 8/1/2032 (a)	265,000	267,450

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	89,000	89,046
4.13%, 1/31/2030 (a)	370,000	358,948
4.38%, 1/31/2032 (a)	511,000	489,096
Pilgrim's Pride Corp.
4.25%, 4/15/2031	915,000	891,282
3.50%, 3/1/2032	401,000	370,879
6.25%, 7/1/2033	18,000	19,302
6.88%, 5/15/2034	109,000	120,965
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	214,000	214,037
4.63%, 4/15/2030 (a)	1,168,000	1,137,649
4.50%, 9/15/2031 (a)	799,000	753,429
6.25%, 2/15/2032 (a)	694,000	716,601
6.25%, 10/15/2034 (a)	18,000	18,282
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	464,000	446,166
TreeHouse Foods, Inc. 4.00%, 9/1/2028	217,000	214,844
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	389,000	393,032
		9,132,531
Gas Utilities — 0.5%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (b)	484,000	500,746
AmeriGas Partners LP
5.75%, 5/20/2027	485,000	486,896
9.38%, 6/1/2028 (a)	282,000	292,766
Ferrellgas LP
5.88%, 4/1/2029 (a)	353,000	337,204
9.25%, 1/15/2031 (a)	581,000	586,797
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	442,000	424,258
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	347,000	335,620
		2,964,287
Ground Transportation — 1.2%
Albion Financing 1 SARL (Luxembourg) 7.00%, 5/21/2030 (a)	548,000	569,621
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	477,000	476,208
4.75%, 4/1/2028 (a)	142,000	138,484
5.38%, 3/1/2029 (a)	220,000	213,249
8.25%, 1/15/2030 (a)	15,000	15,447
8.00%, 2/15/2031 (a)	88,000	89,867
8.38%, 6/15/2032 (a)	574,000	591,010
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	270,000	282,574
Brightline East LLC 11.00%, 1/31/2030 (a)	332,000	114,881
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	88,000	81,369
Clue Opco LLC 9.50%, 10/15/2031 (a)	391,000	404,845
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	217,000	213,363
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	555,000	566,464

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
8.63%, 5/15/2032 (a)	61,000	62,736
8.00%, 3/15/2033 (a)	399,000	406,713
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	278,000	271,484
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	303,000	311,567
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	106,000	103,235
12.63%, 7/15/2029 (a)	878,000	877,198
5.00%, 12/1/2029 (a)	87,000	59,876
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	450,000	444,365
RXO, Inc. 7.50%, 11/15/2027 (a)	153,000	155,869
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	533,000	509,199
Watco Cos. LLC 7.13%, 8/1/2032 (a)	341,000	356,343
XPO CNW, Inc. 6.70%, 5/1/2034	130,000	137,341
XPO, Inc.
7.13%, 6/1/2031 (a)	65,000	67,997
7.13%, 2/1/2032 (a)	384,000	405,743
		7,927,048
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	1,028,000	1,018,291
3.88%, 11/1/2029 (a)	45,000	42,949
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	631,000	657,818
DENTSPLY SIRONA, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 8.38%, 9/12/2055 (b)	321,000	303,257
Embecta Corp. 5.00%, 2/15/2030 (a)	217,000	206,825
Hologic, Inc.
4.63%, 2/1/2028 (a)	147,000	147,124
3.25%, 2/15/2029 (a)	437,000	431,741
Insulet Corp. 6.50%, 4/1/2033 (a)	203,000	212,024
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,664,000	2,586,106
5.25%, 10/1/2029 (a)	1,048,000	1,050,448
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	240,000	255,502
Teleflex, Inc.
4.63%, 11/15/2027	323,000	321,271
4.25%, 6/1/2028 (a)	105,000	103,577
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	160,000	163,179
		7,500,112
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	507,000	502,269
5.00%, 4/15/2029 (a)	226,000	219,570
7.38%, 3/15/2033 (a)	39,000	39,744
AdaptHealth LLC
6.13%, 8/1/2028 (a)	483,000	487,202
5.13%, 3/1/2030 (a)	212,000	205,866
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	166,000	162,777

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	129,000	128,990
6.88%, 4/15/2029 (a)	286,000	258,116
6.13%, 4/1/2030 (a)	385,000	319,903
5.25%, 5/15/2030 (a)	609,000	575,320
4.75%, 2/15/2031 (a)	1,153,000	1,031,519
10.88%, 1/15/2032 (a)	1,057,000	1,141,692
9.75%, 1/15/2034 (a)	730,000	776,340
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	281,000	294,200
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.75%, 12/10/2054 (b)	502,000	520,241
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.00%, 3/10/2055 (b)	783,000	823,219
DaVita, Inc.
4.63%, 6/1/2030 (a)	816,000	791,469
3.75%, 2/15/2031 (a)	1,134,000	1,051,567
6.88%, 9/1/2032 (a)	366,000	380,833
6.75%, 7/15/2033 (a)	419,000	435,389
Encompass Health Corp.
4.50%, 2/1/2028	452,000	451,166
4.63%, 4/1/2031	471,000	464,460
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	315,000	331,884
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	309,000	291,461
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	260,000	255,486
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	380,000	369,067
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	682,000	664,803
11.00%, 10/15/2030 (a)	311,000	342,363
8.38%, 2/15/2032 (a)	728,000	782,133
10.00%, 6/1/2032 (a)	126,000	133,178
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	539,000	524,561
3.88%, 11/15/2030 (a)	526,000	485,944
3.88%, 5/15/2032 (a)	134,000	120,782
6.25%, 1/15/2033 (a)	84,000	84,190
MPH Acquisition Holdings LLC
5.75%, 12/31/2030 (a)	649,000	571,763
11.50% (Blend (Cash 6.50% + PIK 5.00%)), 12/31/2030 (a) (c)	275,000	290,389
6.75% (Blend (Cash 6.00% + PIK 0.75%)), 3/31/2031 (a) (c)	92,345	80,332
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	223,000	218,570
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	537,000	344,381
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 8.75%, 4/17/2032 (a)	301,000	285,086
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	173,000	173,490
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	728,000	771,826
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (c)	440,666	411,738
8.50%, 7/15/2032 (a)	282,000	292,928
Select Medical Corp. 6.25%, 12/1/2032 (a)	245,000	243,271
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	325,000	342,279

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Star Parent, Inc. 9.00%, 10/1/2030 (a)	505,000	541,209
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	379,000	388,937
Team Health Holdings, Inc. 8.38%, 6/30/2028 (a)	254,000	256,130
Tenet Healthcare Corp.
5.13%, 11/1/2027	41,000	41,004
4.63%, 6/15/2028	383,000	383,162
6.13%, 10/1/2028	484,000	486,096
4.25%, 6/1/2029	1,159,000	1,136,033
4.38%, 1/15/2030	348,000	341,010
6.75%, 5/15/2031	2,091,000	2,178,575
6.88%, 11/15/2031	636,000	689,498
Toledo Hospital (The) Series B, 5.33%, 11/15/2028	130,000	132,280
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	527,000	535,368
		26,583,059
Health Care REITs — 0.4%
Diversified Healthcare Trust
4.75%, 2/15/2028	238,000	228,274
7.25%, 10/15/2030 (a)	140,000	142,311
4.38%, 3/1/2031	218,000	191,869
MPT Operating Partnership LP
5.00%, 10/15/2027	902,000	871,737
4.63%, 8/1/2029	248,000	208,856
3.50%, 3/15/2031	1,259,000	923,032
		2,566,079
Health Care Technology — 0.3%
IQVIA, Inc.
6.50%, 5/15/2030 (a)	332,000	345,402
6.25%, 6/1/2032 (a)	1,228,000	1,284,445
		1,629,847
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	164,000	164,155
4.88%, 5/15/2029 (a)	624,000	605,706
7.00%, 2/1/2030 (a)	183,000	186,832
Pebblebrook Hotel LP 6.38%, 10/15/2029 (a)	173,000	177,234
RHP Hotel Properties LP
4.75%, 10/15/2027	120,000	119,723
7.25%, 7/15/2028 (a)	331,000	341,476
4.50%, 2/15/2029 (a)	699,000	689,540
6.50%, 4/1/2032 (a)	342,000	354,451
6.50%, 6/15/2033 (a)	74,000	76,898
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	395,000	373,274
Service Properties Trust
4.95%, 2/15/2027	138,000	137,699
Zero Coupon, 9/30/2027 (a)	241,000	214,720
5.50%, 12/15/2027	676,000	662,181

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — continued
4.95%, 10/1/2029	156,000	132,488
4.38%, 2/15/2030	487,000	400,646
8.88%, 6/15/2032	561,000	540,317
XHR LP 4.88%, 6/1/2029 (a)	487,000	478,379
		5,655,719
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	686,000	677,696
4.38%, 1/15/2028 (a)	879,000	871,201
3.50%, 2/15/2029 (a)	121,000	116,826
6.13%, 6/15/2029 (a)	232,000	239,195
5.63%, 9/15/2029 (a)	13,000	13,247
4.00%, 10/15/2030 (a)	1,507,000	1,436,000
Affinity Interactive 6.88%, 12/15/2027 (a)	238,000	102,340
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	168,000	163,856
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	130,000	116,329
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	915,000	891,437
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	319,000	313,924
Brightstar Lottery plc 5.25%, 1/15/2029 (a)	656,000	654,880
Brinker International, Inc. 8.25%, 7/15/2030 (a)	186,000	197,337
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	670,000	634,094
7.00%, 2/15/2030 (a)	884,000	915,119
6.50%, 2/15/2032 (a)	965,000	981,552
6.00%, 10/15/2032 (a)	114,000	108,759
Carnival Corp.
5.75%, 3/15/2030 (a)	1,067,000	1,096,627
5.88%, 6/15/2031 (a)	1,031,000	1,061,570
5.75%, 8/1/2032 (a)	164,000	168,119
6.13%, 2/15/2033 (a)	786,000	809,650
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	129,000	129,237
4.75%, 1/15/2028 (a)	100,000	99,553
5.75%, 4/1/2030 (a)	1,108,000	1,116,580
6.75%, 5/1/2031 (a)	13,000	13,408
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	463,000	445,941
6.75%, 1/15/2030 (a)	579,000	540,002
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	217,000	187,705
Genting New York LLC 7.25%, 10/1/2029 (a)	200,000	206,772
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	302,000	304,520
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (a)	207,000	212,002
3.75%, 5/1/2029 (a)	861,000	835,353
4.88%, 1/15/2030	545,000	546,194
4.00%, 5/1/2031 (a)	613,000	585,463
3.63%, 2/15/2032 (a)	1,190,000	1,105,847

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.88%, 3/15/2033 (a)	467,000	481,545
Hilton Grand Vacations Borrower LLC
4.88%, 7/1/2031 (a)	761,000	704,844
6.63%, 1/15/2032 (a)	323,000	328,975
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	217,000	208,862
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	225,000	208,607
Life Time, Inc. 6.00%, 11/15/2031 (a)	223,000	227,412
Light & Wonder International, Inc.
7.25%, 11/15/2029 (a)	253,000	259,843
7.50%, 9/1/2031 (a)	25,000	26,195
6.25%, 10/1/2033 (a)	655,000	659,025
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	362,000	371,261
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	239,000	162,520
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	268,000	262,386
4.50%, 6/15/2029 (a)	198,000	187,999
6.50%, 10/1/2033 (a)	241,000	229,111
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	210,000	176,873
MGM Resorts International
4.75%, 10/15/2028	871,000	866,452
6.50%, 4/15/2032	660,000	677,442
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	325,000	317,411
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (a)	271,000	281,830
11.88%, 4/15/2031 (a)	386,000	403,671
Motion Finco SARL (United Kingdom) 8.38%, 2/15/2032 (a)	460,000	395,751
NCL Corp. Ltd.
7.75%, 2/15/2029 (a)	867,000	919,898
6.25%, 3/1/2030 (a)	302,000	305,280
5.88%, 1/15/2031 (a)	139,000	137,172
6.75%, 2/1/2032 (a)	928,000	941,827
6.25%, 9/15/2033 (a)	25,000	24,701
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	80,000	81,704
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	242,000	237,340
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	163,000	156,488
Penn Entertainment, Inc.
5.63%, 1/15/2027 (a)	93,000	93,208
4.13%, 7/1/2029 (a)	305,000	282,106
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	319,000	169,637
5.88%, 9/1/2031 (a)	330,000	165,000
Resorts World Las Vegas LLC
4.63%, 4/16/2029 (a)	200,000	175,578
4.63%, 4/6/2031 (a)	500,000	412,540
Rivers Enterprise Borrower LLC 6.63%, 2/1/2033 (a)	260,000	263,442
Sabre GLBL, Inc.
8.63%, 6/1/2027 (a)	184,000	186,172
10.75%, 11/15/2029 (a)	85,000	74,803

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
11.13%, 7/15/2030 (a)	806,000	697,142
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	343,000	302,871
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	371,000	358,886
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	434,000	428,442
5.25%, 7/15/2029	84,000	77,925
7.25%, 5/15/2031 (a)	750,000	715,151
6.63%, 5/1/2032 (a)	430,000	428,950
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	152,000	151,304
Station Casinos LLC
4.50%, 2/15/2028 (a)	190,000	187,935
4.63%, 12/1/2031 (a)	184,000	174,114
6.63%, 3/15/2032 (a)	413,000	422,962
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	205,000	206,527
10.50%, 5/15/2029 (a)	254,000	260,479
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	239,000	240,425
6.00%, 4/1/2027 (g)	347,000	352,386
4.63%, 3/1/2030 (a)	70,000	68,164
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	489,000	508,317
Viking Cruises Ltd.
7.00%, 2/15/2029 (a)	709,000	712,633
9.13%, 7/15/2031 (a)	178,000	190,950
5.88%, 10/15/2033 (a)	117,000	118,897
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	48,000	48,013
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	367,000	366,935
Voyager Parent LLC 9.25%, 7/1/2032 (a)	916,000	970,644
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	223,000	219,468
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	391,000	392,482
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	290,000	291,455
7.13%, 2/15/2031 (a)	757,000	817,817
6.25%, 3/15/2033 (a)	35,000	35,789
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	99,000	99,285
3.63%, 3/15/2031	587,000	556,476
4.63%, 1/31/2032	745,000	733,557
5.38%, 4/1/2032	876,000	888,994
6.88%, 11/15/2037	55,000	61,578
		42,050,199
Household Durables — 1.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	173,000	179,511
Ashton Woods USA LLC
4.63%, 4/1/2030 (a)	438,000	414,648
6.88%, 8/1/2033 (a)	169,000	169,861

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Beazer Homes USA, Inc.
5.88%, 10/15/2027	195,000	195,229
7.25%, 10/15/2029	220,000	224,998
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	529,000	529,603
4.88%, 2/15/2030 (a)	134,000	124,285
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	438,000	296,436
Century Communities, Inc.
3.88%, 8/15/2029 (a)	444,000	421,809
6.63%, 9/15/2033 (a)	192,000	194,697
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	106,000	108,612
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	204,000	205,020
FXI Holdings, Inc.
14.00%, 11/15/2029 ‡	177,459	131,320
11.00%, 11/15/2030 ‡	296,808	184,392
K. Hovnanian Enterprises, Inc. 8.38%, 10/1/2033 (a)	395,000	406,712
KB Home
6.88%, 6/15/2027	443,000	452,325
7.25%, 7/15/2030	35,000	36,183
4.00%, 6/15/2031	92,000	87,247
LGI Homes, Inc.
8.75%, 12/15/2028 (a)	34,000	35,422
4.00%, 7/15/2029 (a)	102,000	93,217
7.00%, 11/15/2032 (a)	343,000	336,028
M/I Homes, Inc. 4.95%, 2/1/2028	302,000	301,161
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027 (a)	203,000	202,871
4.63%, 3/1/2030 (a)	299,000	290,078
New Home Co., Inc. (The) 9.25%, 10/1/2029 (a)	304,000	315,630
Newell Brands, Inc.
6.38%, 9/15/2027	323,000	322,946
8.50%, 6/1/2028 (a)	105,000	109,302
6.63%, 9/15/2029	312,000	307,062
6.63%, 5/15/2032	877,000	825,820
7.37%, 4/1/2036 (g)	184,000	170,810
7.50%, 4/1/2046 (g)	246,000	202,372
Shea Homes LP 4.75%, 2/15/2028	323,000	318,962
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	598,000	582,274
3.88%, 10/15/2031 (a)	83,000	77,656
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	121,000	127,585
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	48,000	16,800
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	571,000	573,591
TopBuild Corp. 4.13%, 2/15/2032 (a)	761,000	725,593
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	84,000	84,637
5.70%, 6/15/2028	198,000	200,484

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
Whirlpool Corp.
4.75%, 2/26/2029	625,000	621,044
2.40%, 5/15/2031	225,000	190,261
5.50%, 3/1/2033	430,000	411,020
5.75%, 3/1/2034	154,000	148,039
4.50%, 6/1/2046	343,000	263,877
4.60%, 5/15/2050	187,000	142,935
		12,360,365
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/2030	370,000	354,623
4.13%, 4/30/2031 (a)	156,000	147,270
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	483,000	476,991
4.38%, 3/31/2029 (a)	268,000	254,963
Kronos Acquisition Holdings, Inc. (Canada)
8.25%, 6/30/2031 (a)	183,000	121,977
10.75%, 6/30/2032 (a)	382,000	172,723
		1,528,547
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (b)	200,000	204,024
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.95%, 7/15/2055 (b)	495,000	482,882
Atlantica Sustainable Infrastructure Ltd. (Spain) 4.13%, 6/15/2028 (a)	481,000	470,039
Calpine Corp.
4.50%, 2/15/2028 (a)	640,000	638,711
5.13%, 3/15/2028 (a)	161,000	161,452
5.00%, 2/1/2031 (a)	612,000	613,319
3.75%, 3/1/2031 (a)	765,000	738,153
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	748,000	747,821
3.75%, 2/15/2031 (a)	84,000	78,268
3.75%, 1/15/2032 (a)	67,000	61,339
Lightning Power LLC 7.25%, 8/15/2032 (a)	649,000	688,703
Talen Energy Supply LLC
8.63%, 6/1/2030 (a)	663,000	702,872
6.25%, 2/1/2034 (a)	458,000	466,667
6.50%, 2/1/2036 (a)	664,000	686,500
TransAlta Corp. (Canada) 6.50%, 3/15/2040	317,000	318,814
		7,059,564
Insurance — 2.4%
Acrisure LLC
8.25%, 2/1/2029 (a)	1,020,000	1,061,515
4.25%, 2/15/2029 (a)	260,000	252,544
8.50%, 6/15/2029 (a)	414,000	433,904
7.50%, 11/6/2030 (a)	155,000	160,950

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
6.75%, 7/1/2032 (a)	95,000	97,306
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	126,000	124,274
6.75%, 4/15/2028 (a)	1,058,000	1,077,315
5.88%, 11/1/2029 (a)	25,000	24,705
7.00%, 1/15/2031 (a)	778,000	808,334
6.50%, 10/1/2031 (a)	870,000	894,982
7.38%, 10/1/2032 (a)	269,000	278,099
American National Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 7.00%, 12/1/2055 (b) (i)	218,000	219,292
AmWINS Group, Inc. 6.38%, 2/15/2029 (a)	649,000	666,932
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	166,000	169,827
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	325,000	327,730
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	801,000	837,452
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	474,000	488,715
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	285,000	295,858
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	240,000	239,594
Fidelis Insurance Holdings Ltd. (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.28%), 7.75%, 6/15/2055 (b)	235,000	254,196
Howden UK Refinance plc (United Kingdom) 7.25%, 2/15/2031 (a)	666,000	682,844
HUB International Ltd.
5.63%, 12/1/2029 (a)	141,000	140,999
7.25%, 6/15/2030 (a)	1,441,000	1,509,858
7.38%, 1/31/2032 (a)	869,000	904,197
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	426,000	445,870
6.88%, 10/1/2033 (a)	133,000	131,204
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	91,000	104,724
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.13%, 12/15/2051 (a) (b)	54,000	52,953
4.30%, 2/1/2061 (a)	788,000	508,279
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	1,303,000	1,347,324
Ryan Specialty LLC
4.38%, 2/1/2030 (a)	58,000	56,819
5.88%, 8/1/2032 (a)	648,000	662,415
USI, Inc. 7.50%, 1/15/2032 (a)	307,000	320,042
Wilton RE Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 6.00%, 10/22/2030 (a) (b) (d) (e)	173,000	171,429
		15,752,481
Interactive Media & Services — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	205,000	205,521
Snap, Inc.
6.88%, 3/1/2033 (a)	681,000	701,522
6.88%, 3/15/2034 (a)	205,000	209,551
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	225,000	213,391
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	276,000	223,833
		1,553,818

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	242,000	242,801
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	675,000	660,674
ASGN, Inc. 4.63%, 5/15/2028 (a)	271,000	265,503
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	359,000	351,926
Cogent Communications Group LLC
7.00%, 6/15/2027 (a)	496,000	491,221
6.50%, 7/1/2032 (a)	130,000	118,474
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	323,000	282,184
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	1,394,000	1,286,112
9.00%, 2/1/2031 (a)	222,000	200,886
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	416,000	434,068
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	640,000	612,484
ION Platform Finance US, Inc.
9.50%, 5/30/2029 (a)	794,000	806,898
9.00%, 8/1/2029 (a)	786,000	785,052
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	136,000	89,142
Twilio, Inc. 3.88%, 3/15/2031	435,000	416,552
Unisys Corp. 10.63%, 1/15/2031 (a)	320,000	323,229
Virtusa Corp. 7.13%, 12/15/2028 (a)	177,000	170,157
		7,537,363
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	438,000	456,847
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	235,000	232,560
4.00%, 3/15/2031 (a)	416,000	393,527
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	230,000	230,875
		856,962
Machinery — 1.1%
Amsted Industries, Inc.
4.63%, 5/15/2030 (a)	133,000	131,183
6.38%, 3/15/2033 (a)	255,000	263,815
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	168,000	163,038
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	323,000	343,346
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	521,000	542,850
9.50%, 1/1/2031 (a)	319,000	340,571
Enpro, Inc. 6.13%, 6/1/2033 (a)	192,000	198,336
Esab Corp. 6.25%, 4/15/2029 (a)	303,000	312,149
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	461,000	339,411
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a)	165,000	144,211
Hillenbrand, Inc.
6.25%, 2/15/2029	277,000	283,639
3.75%, 3/1/2031	89,000	89,038
Husky Injection Molding Systems Ltd. (Canada) 9.00%, 2/15/2029 (a)	468,000	492,570
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	158,000	167,877

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	282,000	299,608
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	195,000	189,395
New Flyer Holdings, Inc. (Canada) 9.25%, 7/1/2030 (a)	223,000	238,837
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	218,000	221,455
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	234,000	230,462
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	192,000	197,337
Terex Corp.
5.00%, 5/15/2029 (a)	573,000	569,265
6.25%, 10/15/2032 (a)	135,000	137,830
Titan International, Inc. 7.00%, 4/30/2028	254,000	255,119
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	586,000	586,982
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	258,000	268,659
Wabash National Corp. 4.50%, 10/15/2028 (a)	207,000	189,476
		7,196,459
Marine Transportation — 0.1%
Danaos Corp. (Greece)
8.50%, 3/1/2028 (a)	123,000	124,146
6.88%, 10/15/2032 (a)	281,000	285,994
		410,140
Media — 6.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	313,000	265,268
AMC Networks, Inc.
10.25%, 1/15/2029 (a)	394,000	413,343
4.25%, 2/15/2029	185,000	162,435
10.50%, 7/15/2032 (a)	183,000	196,040
Block Communications, Inc. 4.88%, 3/1/2028 (a)	130,000	121,679
Cable One, Inc. 4.00%, 11/15/2030 (a)	280,000	222,725
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)	1,100,000	1,088,055
7.88%, 4/1/2030 (a)	976,000	1,028,317
7.50%, 3/15/2033 (a)	179,000	188,141
CMG Media Corp. 8.88%, 6/18/2029 (a)	331,000	271,420
CSC Holdings LLC
5.50%, 4/15/2027 (a)	922,000	795,573
5.38%, 2/1/2028 (a)	943,000	683,506
11.75%, 1/31/2029 (a)	404,000	284,786
6.50%, 2/1/2029 (a)	909,000	570,894
5.75%, 1/15/2030 (a)	1,073,000	396,379
4.13%, 12/1/2030 (a)	599,000	341,643
4.63%, 12/1/2030 (a)	995,000	355,353
3.38%, 2/15/2031 (a)	361,000	200,477
4.50%, 11/15/2031 (a)	771,000	435,912
5.00%, 11/15/2031 (a)	867,000	299,645
Directv Financing LLC
5.88%, 8/15/2027 (a)	1,672,000	1,672,493
8.88%, 2/1/2030 (a)	51,000	50,633
10.00%, 2/15/2031 (a)	905,000	898,963

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC
3.95%, 3/20/2028	10,000	9,795
3.63%, 5/15/2030	1,059,000	982,223
DISH DBS Corp.
7.75%, 7/1/2026	221,000	216,361
5.25%, 12/1/2026 (a)	1,541,000	1,505,453
7.38%, 7/1/2028	749,000	698,218
5.75%, 12/1/2028 (a)	1,126,000	1,088,099
5.13%, 6/1/2029	362,000	306,385
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,095,000	1,143,410
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	190,000	172,079
EchoStar Corp.
10.75%, 11/30/2029	2,769,000	3,052,822
6.75% (PIK), 11/30/2030 (c)	775,602	805,348
EW Scripps Co. (The) 9.88%, 8/15/2030 (a)	49,000	49,380
Gray Media, Inc.
10.50%, 7/15/2029 (a)	754,000	812,592
4.75%, 10/15/2030 (a)	626,000	483,057
5.38%, 11/15/2031 (a)	918,000	690,386
9.63%, 7/15/2032 (a)	84,000	87,058
7.25%, 8/15/2033 (a)	13,000	13,022
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	444,846	411,625
10.88%, 5/1/2030 (a)	567,291	466,844
7.75%, 8/15/2030 (a)	119,000	101,592
Lamar Media Corp.
3.75%, 2/15/2028	593,000	581,263
4.88%, 1/15/2029	72,000	71,854
4.00%, 2/15/2030	318,000	307,660
3.63%, 1/15/2031	120,000	113,228
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027 (a)	646,000	436,858
5.13%, 7/15/2029 (a)	235,000	148,050
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	604,000	604,496
8.00%, 8/1/2029 (a)	144,000	145,794
7.38%, 9/1/2031 (a)	293,000	303,818
Midcontinent Communications 8.00%, 8/15/2032 (a)	281,000	283,417
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,201,000	1,195,527
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	446,000	446,347
4.75%, 11/1/2028 (a)	563,000	558,326
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	212,000	211,686
4.25%, 1/15/2029 (a)	538,000	522,712
4.63%, 3/15/2030 (a)	287,000	279,217
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (b)	787,000	771,155

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Radiate Holdco LLC
6.25% (Blend (Cash 4.75% + PIK 1.50%)), 9/25/2029 (a) (c)	228,070	169,233
9.25% (Blend (Cash 6.00% + PIK 3.25%)), 3/25/2030 (a) (c)	315,864	159,809
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	473,000	440,180
5.38%, 1/15/2031 (a)	268,000	207,550
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a)	740,000	770,910
9.75%, 2/15/2033 (a)	236,000	257,240
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	1,269,000	1,269,284
4.00%, 7/15/2028 (a)	673,000	656,063
5.50%, 7/1/2029 (a)	859,000	863,420
4.13%, 7/1/2030 (a)	640,000	605,994
Stagwell Global LLC 5.63%, 8/15/2029 (a)	476,000	462,551
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	572,000	546,523
TEGNA, Inc.
4.63%, 3/15/2028	13,000	12,843
5.00%, 9/15/2029	884,000	875,832
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	1,249,000	1,288,947
7.38%, 6/30/2030 (a)	584,000	592,430
8.50%, 7/31/2031 (a)	943,000	975,529
Urban One, Inc. 7.38%, 2/1/2028 (a)	151,000	79,071
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	125,000	128,424
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	709,000	644,193
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	227,000	203,752
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	613,000	580,774
		42,811,389
Metals & Mining — 2.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	621,000	658,021
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	168,000	134,770
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	330,000	339,324
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	345,000	366,437
11.50%, 10/1/2031 (a)	190,000	209,610
Big River Steel LLC 6.63%, 1/31/2029 (a)	309,000	309,672
Century Aluminum Co. 6.88%, 8/1/2032 (a)	173,000	175,792
Champion Iron Canada, Inc. (Canada) 7.88%, 7/15/2032 (a)	282,000	296,983
Cleveland-Cliffs, Inc.
6.88%, 11/1/2029 (a)	88,000	90,539
6.75%, 4/15/2030 (a)	840,000	858,126
4.88%, 3/1/2031 (a)	442,000	419,389
7.50%, 9/15/2031 (a)	253,000	264,598
7.00%, 3/15/2032 (a)	381,000	390,543
7.38%, 5/1/2033 (a)	677,000	698,251
7.63%, 1/15/2034 (a)	361,000	374,583

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	101,000	100,499
Commercial Metals Co.
3.88%, 2/15/2031	88,000	83,246
4.38%, 3/15/2032	305,000	292,284
Compass Minerals International, Inc.
6.75%, 12/1/2027 (a)	221,000	220,956
8.00%, 7/1/2030 (a)	64,000	66,628
Constellium SE 5.63%, 6/15/2028 (a)	322,000	322,495
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	215,000	216,075
Fortescue Treasury Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	356,000	354,891
5.88%, 4/15/2030 (a)	529,000	546,420
4.38%, 4/1/2031 (a)	236,000	227,643
6.13%, 4/15/2032 (a)	135,000	140,910
Hecla Mining Co. 7.25%, 2/15/2028	126,000	126,620
Hudbay Minerals, Inc. (Canada) 6.13%, 4/1/2029 (a)	184,000	186,390
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	201,000	199,876
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	250,000	264,528
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	175,000	179,537
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	341,000	326,821
Mineral Resources Ltd. (Australia)
8.00%, 11/1/2027 (a)	644,000	658,358
9.25%, 10/1/2028 (a)	282,000	296,099
8.50%, 5/1/2030 (a)	96,000	99,771
7.00%, 4/1/2031 (a)	385,000	400,159
New Gold, Inc. (Canada) 6.88%, 4/1/2032 (a)	196,000	208,452
Novelis Corp.
4.75%, 1/30/2030 (a)	1,473,000	1,416,400
3.88%, 8/15/2031 (a)	295,000	269,129
Perenti Finance Pty. Ltd. (Australia) 7.50%, 4/26/2029 (a)	249,000	259,346
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	237,000	216,842
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	241,000	255,570
TMS International Corp. 6.25%, 4/15/2029 (a)	157,000	151,113
United States Steel Corp.
6.88%, 3/1/2029	89,000	89,743
6.65%, 6/1/2037	229,000	243,008
		14,006,447
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	223,000	216,649
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027 (a)	297,000	292,792
7.75%, 12/1/2029 (a)	98,000	102,831
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	636,000	629,954
4.75%, 6/15/2029 (a)	310,000	305,566
7.00%, 7/15/2031 (a)	127,000	134,621

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Rithm Capital Corp.
8.00%, 4/1/2029 (a)	355,000	362,684
8.00%, 7/15/2030 (a)	247,000	251,758
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	631,000	626,143
4.38%, 1/15/2027 (a)	531,000	527,570
5.25%, 10/15/2028 (a)	98,000	98,670
6.00%, 4/15/2030 (a)	238,000	244,997
6.50%, 7/1/2030 (a)	112,000	116,920
		3,911,155
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (b)	485,000	477,875
Office REITs — 0.3%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	390,000	385,218
8.30%, 3/15/2028 (g)	182,000	191,913
8.88%, 4/12/2029	60,000	64,985
4.55%, 10/1/2029	115,000	110,545
Hudson Pacific Properties LP
3.95%, 11/1/2027	127,000	121,115
5.95%, 2/15/2028	421,000	410,814
4.65%, 4/1/2029	203,000	186,861
3.25%, 1/15/2030	25,000	21,054
Office Properties Income Trust
9.00%, 3/31/2029 (a)	376,000	385,171
9.00%, 9/30/2029 (a) (h)	88,000	78,320
		1,955,996
Oil, Gas & Consumable Fuels — 9.0%
Aethon United BR LP 7.50%, 10/1/2029 (a)	449,000	469,170
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	172,000	181,423
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	796,000	796,944
5.38%, 6/15/2029 (a)	213,000	213,702
5.75%, 10/15/2033 (a)	143,000	143,707
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	294,000	294,912
6.63%, 10/15/2032 (a)	541,000	553,367
6.63%, 7/15/2033 (a)	34,000	34,653
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	575,000	606,471
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	104,000	108,467
7.25%, 7/15/2032 (a)	64,000	68,051
Buckeye Partners LP
3.95%, 12/1/2026	178,000	176,872
4.13%, 12/1/2027	511,000	505,413
4.50%, 3/1/2028 (a)	261,000	259,614

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.88%, 7/1/2029 (a)	126,000	131,249
5.85%, 11/15/2043	356,000	336,878
California Resources Corp.
8.25%, 6/15/2029 (a)	433,000	453,037
7.00%, 1/15/2034 (a)	181,000	180,545
Calumet Specialty Products Partners LP
8.13%, 1/15/2027 (a)	118,000	117,637
9.75%, 7/15/2028 (a)	234,000	233,761
Caturus Energy LLC 8.50%, 2/15/2030 (a)	238,000	245,576
Chord Energy Corp. 6.75%, 3/15/2033 (a)	380,000	392,256
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	255,000	254,510
8.38%, 7/1/2028 (a)	205,000	211,425
8.63%, 11/1/2030 (a)	144,000	150,849
8.75%, 7/1/2031 (a)	1,132,000	1,178,800
9.63%, 6/15/2033 (a)	199,000	214,616
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	163,000	156,338
CNX Resources Corp.
6.00%, 1/15/2029 (a)	336,000	337,261
7.38%, 1/15/2031 (a)	347,000	360,220
7.25%, 3/1/2032 (a)	63,000	65,699
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	366,000	363,984
5.88%, 1/15/2030 (a)	863,000	838,490
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	194,000	179,415
CQP Holdco LP 5.50%, 6/15/2031 (a)	903,000	895,634
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	232,000	225,889
7.38%, 1/15/2033 (a)	1,056,000	1,000,588
8.38%, 1/15/2034 (a)	125,000	123,275
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	269,000	265,151
8.50%, 1/15/2029 (a)	214,000	220,093
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	185,000	186,054
8.63%, 3/15/2029 (a)	791,000	829,091
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (b)	528,000	562,996
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (b)	752,000	765,171
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.48%), 6.75%, 2/15/2056 (b)	111,000	110,451
EnQuest plc (United Kingdom) 11.63%, 11/1/2027 (a)	270,000	273,217
Excelerate Energy LP 8.00%, 5/15/2030 (a)	415,000	442,140
Genesis Energy LP
7.75%, 2/1/2028	111,000	111,745
8.25%, 1/15/2029	119,000	124,292
8.88%, 4/15/2030	470,000	496,524
7.88%, 5/15/2032	509,000	525,050
8.00%, 5/15/2033	117,000	120,704

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Global Partners LP
6.88%, 1/15/2029	57,000	57,690
8.25%, 1/15/2032 (a)	525,000	550,471
Golar LNG Ltd. (Cameroon) 7.50%, 10/2/2030 (a)	200,000	194,438
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	289,000	298,333
Harvest Midstream I LP
7.50%, 9/1/2028 (a)	551,000	558,806
7.50%, 5/15/2032 (a)	20,000	20,783
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	46,000	46,774
5.13%, 6/15/2028 (a)	817,000	817,159
6.50%, 6/1/2029 (a)	314,000	324,921
5.50%, 10/15/2030 (a)	153,000	154,595
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	514,000	516,390
6.00%, 4/15/2030 (a)	130,000	125,732
6.25%, 4/15/2032 (a)	1,108,000	1,042,714
8.38%, 11/1/2033 (a)	45,000	46,136
6.88%, 5/15/2034 (a)	96,000	89,954
7.25%, 2/15/2035 (a)	310,000	294,891
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	361,000	381,031
6.63%, 1/15/2034 (a)	299,000	306,520
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	361,000	377,879
ITT Holdings LLC 6.50%, 8/1/2029 (a)	565,000	547,639
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	706,000	726,286
5.88%, 6/15/2030 (a)	219,000	220,746
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	247,000	244,508
Magnolia Oil & Gas Operating LLC 6.88%, 12/1/2032 (a)	344,000	353,544
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	173,000	178,190
Matador Resources Co.
6.88%, 4/15/2028 (a)	667,000	683,193
6.50%, 4/15/2032 (a)	180,000	182,803
6.25%, 4/15/2033 (a)	167,000	166,775
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	292,000	296,289
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	403,000	386,504
Murphy Oil Corp.
6.00%, 10/1/2032	298,000	295,473
5.87%, 12/1/2042 (g)	103,000	89,538
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a)	81,000	13,568
8.75%, 3/15/2029 (a)	153,000	13,770
NFE Financing LLC 12.00%, 11/15/2029 (a)	918,743	232,809
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	286,000	294,214
8.38%, 2/15/2032 (a)	723,000	749,542
Northern Oil & Gas, Inc. 7.88%, 10/15/2033 (a)	574,000	558,617

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	353,000	359,577
NuStar Logistics LP 6.00%, 6/1/2026	498,000	499,321
PBF Holding Co. LLC
6.00%, 2/15/2028	202,000	199,821
9.88%, 3/15/2030 (a)	183,000	192,368
7.88%, 9/15/2030 (a)	710,000	699,290
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	163,000	165,085
5.88%, 7/1/2029 (a)	441,000	442,423
9.88%, 7/15/2031 (a)	196,000	211,187
7.00%, 1/15/2032 (a)	841,000	875,755
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	239,000	247,044
Range Resources Corp.
8.25%, 1/15/2029	424,000	432,468
4.75%, 2/15/2030 (a)	93,000	91,761
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	87,000	87,029
4.80%, 5/15/2030 (a)	217,000	212,675
6.88%, 4/15/2040 (a)	637,000	662,223
Saturn Oil & Gas, Inc. (Canada) 9.63%, 6/15/2029 (a)	301,000	306,119
SM Energy Co.
6.63%, 1/15/2027	233,000	233,269
6.50%, 7/15/2028	770,000	778,823
7.00%, 8/1/2032 (a)	86,000	84,142
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (b)	276,000	292,731
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.95%), 7.63%, 3/1/2055 (b)	212,000	219,682
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	354,000	365,288
Sunoco LP
6.00%, 4/15/2027	461,000	461,725
5.88%, 3/15/2028	146,000	146,464
7.00%, 9/15/2028 (a)	278,000	286,697
7.00%, 5/1/2029 (a)	174,000	181,122
4.50%, 5/15/2029	795,000	779,167
4.50%, 10/1/2029 (a)	324,000	315,683
4.50%, 4/30/2030	406,000	395,310
4.63%, 5/1/2030 (a)	826,000	805,216
5.63%, 3/15/2031 (a)	15,000	15,085
6.63%, 8/15/2032 (a)	58,000	59,794
6.25%, 7/1/2033 (a)	261,000	268,079
5.88%, 3/15/2034 (a)	803,000	808,173
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	286,000	285,837
7.38%, 2/15/2029 (a)	153,000	158,755
6.00%, 12/31/2030 (a)	361,000	359,797
6.00%, 9/1/2031 (a)	195,000	192,727
6.75%, 3/15/2034 (a)	612,000	612,723

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Talos Production, Inc.
9.00%, 2/1/2029 (a)	422,000	440,131
9.38%, 2/1/2031 (a)	113,000	119,074
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	242,000	241,970
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	412,000	411,279
4.75%, 1/15/2030 (a)	190,000	182,657
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	338,000	331,039
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	66,602	66,868
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	253,000	258,683
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	868,000	816,131
6.25%, 1/15/2030 (a)	510,000	514,976
4.13%, 8/15/2031 (a)	582,000	533,208
3.88%, 11/1/2033 (a)	155,000	135,706
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	365,000	373,860
9.50%, 2/1/2029 (a)	2,403,000	2,534,361
7.00%, 1/15/2030 (a)	583,000	571,920
8.38%, 6/1/2031 (a)	1,216,000	1,219,004
9.88%, 2/1/2032 (a)	281,000	292,558
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033 (a)	886,000	965,453
7.75%, 5/1/2035 (a)	644,000	717,473
6.75%, 1/15/2036 (a)	1,404,000	1,471,592
Vermilion Energy, Inc. (Canada) 7.25%, 2/15/2033 (a)	344,000	325,963
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	506,000	499,075
9.75%, 10/15/2030	159,000	165,161
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	321,000	291,205
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	186,000	187,760
		57,990,144
Paper & Forest Products — 0.2%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	119,000	110,782
Domtar Corp. 6.75%, 10/1/2028 (a)	314,000	251,156
Magnera Corp.
4.75%, 11/15/2029 (a)	43,000	38,894
7.25%, 11/15/2031 (a)	561,000	535,419
Mercer International, Inc. (Germany)
12.88%, 10/1/2028 (a)	13,000	9,373
5.13%, 2/1/2029	629,000	373,255
		1,318,879
Passenger Airlines — 0.7%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	254,000	257,201
American Airlines, Inc.
7.25%, 2/15/2028 (a)	926,000	947,961
5.75%, 4/20/2029 (a)	243,009	245,869

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
8.50%, 5/15/2029 (a)	951,000	993,456
CHC Group LLC 11.75%, 9/1/2030 (a)	131,000	125,592
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	856,000	845,514
OneSky Flight LLC 8.88%, 12/15/2029 (a)	303,000	320,663
VistaJet Malta Finance plc (Switzerland)
9.50%, 6/1/2028 (a)	161,000	166,740
6.38%, 2/1/2030 (a)	808,000	778,050
		4,681,046
Personal Care Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	363,000	374,430
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	137,000	136,713
4.13%, 4/1/2029 (a)	416,000	392,018
Opal Bidco SAS (France) 6.50%, 3/31/2032 (a)	471,000	485,514
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 (g)	457,000	441,542
6.13%, 9/30/2032	128,000	124,965
4.90%, 12/15/2044	251,000	200,529
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	26,000	25,977
3.75%, 4/1/2031 (a)	418,000	389,506
		2,571,194
Pharmaceuticals — 1.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,528,000	1,579,669
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	328,000	346,459
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	743,000	739,834
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	534,000	481,267
4.88%, 6/1/2028 (a)	461,000	417,203
11.00%, 9/30/2028 (a)	398,000	416,017
5.25%, 1/30/2030 (a)	443,000	325,605
14.00%, 10/15/2030 (a)	628,000	632,711
5.25%, 2/15/2031 (a)	503,000	339,525
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	317,000	332,258
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	477,000	496,212
Harrow, Inc. 8.63%, 9/15/2030 (a)	112,000	117,495
HLF Financing Sarl LLC 12.25%, 4/15/2029 (a)	410,000	441,750
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	273,000	255,168
Jazz Securities DAC 4.38%, 1/15/2029 (a)	513,000	506,431
Organon & Co.
4.13%, 4/30/2028 (a)	926,000	902,448
6.75%, 5/15/2034 (a)	514,000	462,547
7.88%, 5/15/2034 (a)	581,000	488,583
		9,281,182
Professional Services — 0.4%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	478,000	501,736

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	185,000	176,225
CACI International, Inc. 6.38%, 6/15/2033 (a)	410,000	427,427
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	325,000	317,297
KBR, Inc. 4.75%, 9/30/2028 (a)	109,000	106,955
Korn Ferry 4.63%, 12/15/2027 (a)	173,000	172,994
Science Applications International Corp. 4.88%, 4/1/2028 (a)	289,000	287,048
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	185,000	174,565
7.13%, 8/15/2031 (a)	201,000	208,011
VT Topco, Inc. 8.50%, 8/15/2030 (a)	217,000	225,982
		2,598,240
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	94,000	90,402
5.25%, 4/15/2030 (a)	395,000	368,145
7.00%, 4/15/2030 (a)	517,000	519,189
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	320,000	323,496
8.88%, 9/1/2031 (a)	136,000	145,815
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	25,000	26,101
Forestar Group, Inc.
5.00%, 3/1/2028 (a)	159,000	158,455
6.50%, 3/15/2033 (a)	221,000	227,469
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	195,000	206,971
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	622,000	623,179
4.13%, 2/1/2029 (a)	238,000	231,042
4.38%, 2/1/2031 (a)	73,000	69,742
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	275,000	268,592
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	583,000	563,294
4.75%, 2/1/2030	101,000	96,677
5.00%, 3/1/2031	218,000	209,160
Newmark Group, Inc. 7.50%, 1/12/2029	206,000	219,875
		4,347,604
Retail REITs — 0.1%
Brookfield Property REIT, Inc. 4.50%, 4/1/2027 (a)	399,000	392,106
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	75,000	76,351
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	324,000	346,604
Entegris, Inc.
4.38%, 4/15/2028 (a)	352,000	348,581
4.75%, 4/15/2029 (a)	1,085,000	1,082,879
Kioxia Holdings Corp. (Japan) 6.63%, 7/24/2033 (a)	893,000	928,768
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	303,000	295,375
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	22,000	22,579

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
6.25%, 8/15/2033 (a)	751,000	778,285
Synaptics, Inc. 4.00%, 6/15/2029 (a)	173,000	166,204
		4,045,626
Software — 2.7%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,046,000	1,038,832
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	428,000	436,351
Central Parent, Inc. 7.25%, 6/15/2029 (a)	924,000	764,056
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	2,337,000	2,355,770
9.00%, 9/30/2029 (a)	795,000	820,069
8.25%, 6/30/2032 (a)	1,211,000	1,275,665
6.63%, 8/15/2033 (a)	457,000	456,191
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	151,000	151,551
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	322,000	308,431
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	315,000	288,902
Elastic NV 4.13%, 7/15/2029 (a)	322,000	310,539
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	303,000	307,137
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,064,000	1,048,802
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	819,000	835,126
6.25%, 4/1/2033 (a)	271,000	278,867
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	474,000	169,455
McAfee Corp. 7.38%, 2/15/2030 (a)	909,000	793,158
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	343,000	340,480
5.13%, 4/15/2029 (a)	148,000	146,619
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	908,000	885,558
3.88%, 12/1/2029 (a)	254,000	240,875
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	163,000	155,400
4.13%, 12/1/2031 (a)	199,000	184,988
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a)	233,000	209,864
PTC, Inc. 4.00%, 2/15/2028 (a)	215,000	212,224
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	137,000	55,394
RingCentral, Inc. 8.50%, 8/15/2030 (a)	167,000	177,700
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	48,000	49,454
6.50%, 2/15/2029 (a)	573,000	557,937
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	272,000	271,956
6.50%, 6/1/2032 (a)	922,000	959,517
UKG, Inc. 6.88%, 2/1/2031 (a)	1,191,000	1,229,534
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	296,000	280,229
		17,596,631

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — 0.9%
Iron Mountain, Inc.
7.00%, 2/15/2029 (a)	490,000	503,327
4.88%, 9/15/2029 (a)	309,000	305,290
5.25%, 7/15/2030 (a)	1,205,000	1,194,498
4.50%, 2/15/2031 (a)	783,000	748,898
5.63%, 7/15/2032 (a)	567,000	563,773
6.25%, 1/15/2033 (a)	426,000	435,578
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	370,000	377,447
6.25%, 9/15/2032 (a)	497,000	502,614
SBA Communications Corp.
3.88%, 2/15/2027	40,000	39,809
3.13%, 2/1/2029	1,315,000	1,256,915
		5,928,149
Specialty Retail — 2.9%
Academy Ltd. 6.00%, 11/15/2027 (a)	178,000	178,132
Advance Auto Parts, Inc.
1.75%, 10/1/2027	658,000	621,292
5.95%, 3/9/2028	323,000	330,125
3.90%, 4/15/2030	165,000	151,626
7.00%, 8/1/2030 (a)	113,000	115,333
7.38%, 8/1/2033 (a)	240,000	244,498
Arko Corp. 5.13%, 11/15/2029 (a)	301,000	250,924
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	811,000	795,507
5.00%, 2/15/2032 (a)	195,000	189,790
Bath & Body Works, Inc.
6.69%, 1/15/2027	91,000	92,684
7.50%, 6/15/2029	398,000	404,890
6.88%, 11/1/2035	123,000	123,121
6.75%, 7/1/2036	967,000	956,633
Carvana Co.
9.00% (Cash), 6/1/2030 (a) (c)	433,800	454,866
9.00% (Cash), 6/1/2031 (a) (c)	1,354,556	1,523,429
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	323,000	344,974
EG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	505,000	550,133
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (h)	27,437	—
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	332,000	314,928
3.88%, 10/1/2031 (a)	316,000	293,093
Global Auto Holdings Ltd. (United Kingdom)
11.50%, 8/15/2029 (a)	291,000	298,765
8.75%, 1/15/2032 (a)	444,000	419,752
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	556,000	544,650
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	173,000	172,073
LBM Acquisition LLC
6.25%, 1/15/2029 (a)	586,000	524,188

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
9.50%, 6/15/2031 (a)	171,000	176,253
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	315,000	310,133
8.25%, 8/1/2031 (a)	541,000	570,781
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	113,000	112,870
3.88%, 6/1/2029 (a)	626,000	603,097
5.50%, 10/1/2030 (a)	150,000	150,750
4.38%, 1/15/2031 (a)	140,000	134,366
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	470,000	442,866
7.88%, 5/1/2029 (a)	311,000	282,312
Murphy Oil USA, Inc.
4.75%, 9/15/2029	205,000	203,322
3.75%, 2/15/2031 (a)	383,000	359,076
Park River Holdings, Inc.
8.75%, 12/31/2030 (a)	251,285	243,118
8.00%, 3/15/2031 (a)	27,000	27,892
Penske Automotive Group, Inc. 3.75%, 6/15/2029	217,000	209,807
PetSmart LLC 7.50%, 9/15/2032 (a)	1,162,000	1,170,899
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	469,000	162,510
Sally Holdings LLC 6.75%, 3/1/2032	267,000	279,296
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	44,000	43,020
4.88%, 11/15/2031 (a)	473,000	455,239
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	244,000	241,326
Staples, Inc.
10.75%, 9/1/2029 (a)	990,000	973,013
12.75%, 1/15/2030 (a)	441,520	348,003
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	233,000	227,519
Valvoline, Inc. 3.63%, 6/15/2031 (a)	308,000	283,904
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	260,000	251,641
Victra Holdings LLC 8.75%, 9/15/2029 (a)	217,000	229,761
		18,388,180
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	411,000	436,367
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	648,000	632,132
9.63%, 12/1/2032 (a)	289,000	328,683
5.75%, 12/1/2034 (a)	381,000	391,660
Xerox Corp. 10.25%, 10/15/2030 (a)	502,000	514,699
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	122,000	51,887
8.88%, 11/30/2029 (a)	608,000	223,128
		2,578,556
Textiles, Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC 10.75% (PIK), 7/15/2033 (a) (c)	1,032,000	1,073,632

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — continued
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	217,000	230,806
Crocs, Inc.
4.25%, 3/15/2029 (a)	211,000	203,825
4.13%, 8/15/2031 (a)	134,000	123,534
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	260,000	273,894
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	199,000	189,115
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	217,000	202,249
S&S Holdings LLC 8.38%, 10/1/2031 (a)	347,000	326,429
VF Corp.
2.80%, 4/23/2027	213,000	207,673
2.95%, 4/23/2030	76,000	68,214
6.00%, 10/15/2033	446,000	433,450
6.45%, 11/1/2037	28,000	26,627
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	256,000	234,676
		3,594,124
Tobacco — 0.0% ^
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	180,000	191,756
Trading Companies & Distributors — 1.8%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	294,000	260,665
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	162,000	157,645
Boise Cascade Co. 4.88%, 7/1/2030 (a)	173,000	171,042
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a)	403,000	404,565
7.88%, 12/1/2030 (a)	108,000	114,983
7.00%, 5/1/2031 (a)	808,000	846,420
7.00%, 6/15/2032 (a)	298,000	312,542
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	379,000	378,950
6.63%, 6/15/2029 (a)	452,000	468,767
7.00%, 6/15/2030 (a)	564,000	592,049
7.25%, 6/15/2033 (a)	770,000	815,160
Imola Merger Corp. 4.75%, 5/15/2029 (a)	920,000	908,727
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	973,000	1,016,120
United Rentals North America, Inc.
4.88%, 1/15/2028	399,000	398,945
5.25%, 1/15/2030	1,170,000	1,185,549
4.00%, 7/15/2030	321,000	310,079
3.75%, 1/15/2032	894,000	839,938
6.13%, 3/15/2034 (a)	401,000	418,804
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	289,000	293,337
6.38%, 3/15/2029 (a)	141,000	145,678
6.63%, 3/15/2032 (a)	1,065,000	1,117,068
6.38%, 3/15/2033 (a)	174,000	181,981
		11,339,014
Wireless Telecommunication Services — 1.1%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	262,000	249,584

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	974,000	1,034,389
Iliad Holding SAS (France)
7.00%, 10/15/2028 (a)	631,000	639,985
7.00%, 4/15/2032 (a)	697,000	718,491
Millicom International Cellular SA (Guatemala)
4.50%, 4/27/2031 (a)	525,000	487,069
7.38%, 4/2/2032 (a)	526,000	545,609
Rogers Communications, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 7.00%, 4/15/2055 (b)	53,000	55,088
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (b)	680,000	719,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	605,000	601,650
Vmed O2 UK Financing I plc (United Kingdom) 7.75%, 4/15/2032 (a)	288,000	300,390
Vodafone Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	956,000	899,038
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (b)	796,000	631,710
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	420,000	444,942
		7,327,762
Total Corporate Bonds (Cost $627,779,624)		627,956,741
	SHARES
Common Stocks — 0.0% ^
Pharmaceuticals — 0.0% ^
Mallinckrodt *	739	75,332
Mallinckrodt plc	33,671,796	—
		75,332
Software — 0.0% ^
Cwt Travel Group, Inc. ‡ *	1,455	7,275
Specialty Retail — 0.0% ^
Rite Aid ‡ *	275	—
Total Common Stocks (Cost $65,232)		82,607
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (j) (k) (Cost $5,401,808)	5,401,808	5,401,808
Total Investments — 98.2% (Cost $633,246,664)		633,441,156
Other Assets in Excess of Liabilities — 1.8%		11,302,544
NET ASSETS — 100.0%		644,743,700

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PIK	Payment In Kind

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(h)	Defaulted security.
(i)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $219,292 or 0.03% of the Fund’s
net assets as of November 30, 2025.

(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2025.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Pharmaceuticals	$—	$75,332	$— (a)	$75,332
Software	—	—	7,275	7,275
Specialty Retail	—	—	— (a)	— (a)
Total Common Stocks	—	75,332	7,275	82,607
Corporate Bonds
Aerospace & Defense	—	14,716,615	—	14,716,615
Air Freight & Logistics	—	721,427	—	721,427
Automobile Components	—	15,464,539	—	15,464,539
Automobiles	—	6,915,505	—	6,915,505
Banks	—	636,658	—	636,658
Beverages	—	628,758	—	628,758
Biotechnology	—	502,776	—	502,776
Broadline Retail	—	8,310,290	—	8,310,290
Building Products	—	13,735,971	—	13,735,971
Capital Markets	—	7,644,183	—	7,644,183
Chemicals	—	20,941,452	—	20,941,452
Commercial Services & Supplies	—	17,323,225	—	17,323,225
Communications Equipment	—	3,006,080	—	3,006,080
Construction & Engineering	—	4,936,103	—	4,936,103
Construction Materials	—	217,709	—	217,709
Consumer Finance	—	15,404,405	—	15,404,405
Consumer Staples Distribution & Retail	—	7,145,626	— (a)	7,145,626
Containers & Packaging	—	13,589,446	—	13,589,446
Distributors	—	2,570,651	—	2,570,651
Diversified Consumer Services	—	4,567,355	—	4,567,355
Diversified REITs	—	1,685,439	—	1,685,439
Diversified Telecommunication Services	—	34,799,913	—	34,799,913
Electric Utilities	—	13,178,528	—	13,178,528
Electrical Equipment	—	1,080,925	—	1,080,925
Electronic Equipment, Instruments & Components	—	1,794,399	—	1,794,399
Energy Equipment & Services	—	11,207,381	—	11,207,381
Entertainment	—	7,355,940	—	7,355,940
Financial Services	—	19,820,960	—	19,820,960
Food Products	—	9,132,531	—	9,132,531
Gas Utilities	—	2,964,287	—	2,964,287
Ground Transportation	—	7,927,048	—	7,927,048
Health Care Equipment & Supplies	—	7,500,112	—	7,500,112
Health Care Providers & Services	—	26,583,059	—	26,583,059
Health Care REITs	—	2,566,079	—	2,566,079
Health Care Technology	—	1,629,847	—	1,629,847
Hotel & Resort REITs	—	5,655,719	—	5,655,719
Hotels, Restaurants & Leisure	—	42,050,199	—	42,050,199
Household Durables	—	12,044,653	315,712	12,360,365
Household Products	—	1,528,547	—	1,528,547

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Independent Power and Renewable Electricity Producers	$—	$7,059,564	$—	$7,059,564
Insurance	—	15,752,481	—	15,752,481
Interactive Media & Services	—	1,553,818	—	1,553,818
IT Services	—	7,537,363	—	7,537,363
Leisure Products	—	456,847	—	456,847
Life Sciences Tools & Services	—	856,962	—	856,962
Machinery	—	7,196,459	—	7,196,459
Marine Transportation	—	410,140	—	410,140
Media	—	42,811,389	—	42,811,389
Metals & Mining	—	14,006,447	—	14,006,447
Mortgage Real Estate Investment Trusts (REITs)	—	3,911,155	—	3,911,155
Multi-Utilities	—	477,875	—	477,875
Office REITs	—	1,955,996	—	1,955,996
Oil, Gas & Consumable Fuels	—	57,990,144	—	57,990,144
Paper & Forest Products	—	1,318,879	—	1,318,879
Passenger Airlines	—	4,681,046	—	4,681,046
Personal Care Products	—	2,571,194	—	2,571,194
Pharmaceuticals	—	9,281,182	—	9,281,182
Professional Services	—	2,598,240	—	2,598,240
Real Estate Management & Development	—	4,347,604	—	4,347,604
Retail REITs	—	392,106	—	392,106
Semiconductors & Semiconductor Equipment	—	4,045,626	—	4,045,626
Software	—	17,596,631	—	17,596,631
Specialized REITs	—	5,928,149	—	5,928,149
Specialty Retail	—	18,388,180	— (a)	18,388,180
Technology Hardware, Storage & Peripherals	—	2,578,556	—	2,578,556
Textiles, Apparel & Luxury Goods	—	3,594,124	—	3,594,124
Tobacco	—	191,756	—	191,756
Trading Companies & Distributors	—	11,339,014	—	11,339,014
Wireless Telecommunication Services	—	7,327,762	—	7,327,762
Total Corporate Bonds	—	627,641,029	315,712	627,956,741
Short-Term Investments
Investment Companies	5,401,808	—	—	5,401,808
Total Investments in Securities	$5,401,808	$627,716,361	$322,987	$633,441,156

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	$6,152,103	$74,440,164	$75,190,459	$—	$—	$5,401,808	5,401,808	$144,870	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.